Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 02, 2013	Mar. 03, 2012	Feb. 26, 2011
Cash flows from operating activities
Income (loss) from continuing operations	$ (628)	$ 1,171	$ 3,411
Loss from discontinued operations	(18)	(7)
Net income (loss)	(646)	1,164	3,411
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Amortization	1,918	1,523	927
Deferred income taxes	87	(5)	92
Income taxes payable	2	(21)	2
Stock-based compensation	86	97	72
Impairment of goodwill	335	355
Other	36	9	1
Net changes in working capital items	485	(210)	(496)
Net cash provided by operating activities	2,303	2,912	4,009
Cash flows from investing activities
Acquisition of long-term investments	(296)	(355)	(784)
Proceeds on sale or maturity of long-term investments	227	376	893
Acquisition of property, plant and equipment	(413)	(902)	(1,039)
Acquisition of intangible assets	(1,005)	(2,217)	(557)
Business acquisitions, net of cash acquired	(60)	(226)	(494)
Acquisition of short-term investments	(1,472)	(250)	(503)
Proceeds on sale or maturity of short-term investments	779	550	786
Net cash used in investing activities	(2,240)	(3,024)	(1,698)
Cash flows from financing activities
Issuance of common shares		9	67
Tax deficiencies related to stock-based compensation	(11)	(2)	(1)
Purchase of treasury stock	(25)	(156)	(76)
Common shares repurchased			(2,077)
Net cash used in financing activities	(36)	(149)	(2,087)
Effect of foreign exchange gain (loss) on cash and cash equivalents	(5)	(3)	16
Net increase (decrease) in cash and cash equivalents for the year	22	(264)	240
Cash and cash equivalents, beginning of year	1,527	1,791	1,551
Cash and cash equivalents, end of year	$ 1,549	$ 1,527	$ 1,791